Pension benefits - Assumptions Used in Calculation of Pension Obligations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Rate of compensation increase at the end of year (as percent)	2.50%	2.50%	2.50%
Discount rate at the end of year (as percent)	2.40%	2.10%	2.70%
Prescribed pension index factor (as percent)	1.50%	1.20%	1.20%
Expected return on plan assets for the year (as percent)	2.40%	3.00%	3.30%
Employee turnover (as percent)	4.00%	4.00%	4.00%
Expected increases in Social Security Base (as percent)	2.25%	2.25%	2.50%